Long-Term Debt, Fiscal 2024 Activity (Details) $ in Thousands	Sep. 28, 2024 USD ($)
Term Loans [Member]
Long-Term Debt [Abstract]
Term Loans that had maturity date extended to July 2029	$ 1,550
Face amount of debt issued	1,500,000
5.65% First Priority Senior Secured Notes [Member]
Long-Term Debt [Abstract]
Face amount of debt issued	$ 800,000
Interest rate	5.65%
5.80% First Priority Senior Secured Notes [Member]
Long-Term Debt [Abstract]
Face amount of debt issued	$ 800,000
Interest rate	5.80%
0.95% First Priority Senior Secured Notes [Member]
Long-Term Debt [Abstract]
Interest rate	0.95%
4.875% First Priority Senior Secured Notes [Member]
Long-Term Debt [Abstract]
Interest rate	4.875%